NORTHERN LIGHTS FUND TRUST

Securities and Exchange Commission	August 31, 2020

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust - Athena Behavioral Tactical Fund

CMG Mauldin Core Fund

CMG Tactical All Asset Strategy Fund

CMG Tactical Bond Fund

Eagle MLP Strategy Fund

PFG American Funds® Conservative Income Strategy

PFG American Funds® Growth Strategy

PFG Fidelity Institutional AM® Equity Index Strategy

PFG Fidelity Institutional AM® Equity Sector Strategy

PFG JPMorgan Tactical Aggressive Strategy

PFG JPMorgan Tactical Moderate Strategy

PFG BNY Mellon Diversifier Strategy

PFG MFS® Aggressive Growth Strategy

PFG BR Equity ESG Strategy

PFG Meeder Tactical Strategy

PFG Balanced Strategy

PFG Equity Strategy

PFG Global Strategy

PFG Tactical Income Strategy and

PFG Active Core Bond Strategy

Toews Tactical Oceana Fund

Toews Tactical Income Fund

Toews Tactical Monument Fund

Toews Tactical Opportunity Fund

Toews Tactical Growth Allocation Fund

Toews Unconstrained Income Fund

Toews Tactical Defensive Alpha Fund

Zeo Short Duration Income Fund

Zeo Sustainable Credit Fund

Post-Effective Amendment No. 1295, 1296, 1297, 1298, 1299 & 1300 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Athena Behavioral Tactical Fund, CMG Mauldin Core Fund, CMG Tactical All Asset Strategy Fund, CMG Tactical Bond Fund, Eagle MLP Strategy Fund, PFG American Funds® Conservative Income Strategy, PFG American Funds® Growth Strategy, PFG Fidelity Institutional AM® Equity Index Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG JPMorgan Tactical Aggressive Strategy, PFG JPMorgan Tactical Moderate Strategy, PFG BNY Mellon Diversifier Strategy, PFG MFS® Aggressive Growth Strategy, PFG BR Equity ESG Strategy, PFG Meeder Tactical Strategy, PFG Balanced Strategy, PFG Equity Strategy, PFG Global Strategy, PFG Tactical Income Strategy and PFG Active Core Bond Strategy, Toews Tactical Oceana Fund, Toews Tactical Income Fund, Toews Tactical Monument Fund, Toews Tactical Opportunity Fund, Toews Tactical Growth Allocation Fund, Toews Unconstrained Income Fund, Toews Tactical Defensive Alpha Fund, Zeo Short Duration Income Fund and Zeo Sustainable Credit Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

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Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the forms of prospectus and statements of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective

Amendments to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amendment Filing:
Athena Behavioral Tactical Fund	1298	0001580642-20-003147	August 26, 2020
CMG Mauldin Core Fund	1296	0001580642-20-003138	August 26, 2020
CMG Tactical Bond Fund	1296	0001580642-20-003138	August 26, 2020
CMG Tactical All Asset Strategy Fund	1296	0001580642-20-003138	August 26, 2020
Eagle MLP Strategy Fund	1297	0001580642-20-003146	August 26, 2020
PFG American Funds® Conservative Income Strategy	1299	0001580642-20-003161	August 27, 2020
PFG American Funds® Growth Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Fidelity Institutional AM® Equity Index Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Fidelity Institutional AM® Equity Sector Strategy	1299	0001580642-20-003161	August 27, 2020
PFG JPMorgan Tactical Aggressive Strategy	1299	0001580642-20-003161	August 27, 2020
PFG JPMorgan Tactical Moderate Strategy	1299	0001580642-20-003161	August 27, 2020
PFG BNY Mellon Diversifier Strategy	1299	0001580642-20-003161	August 27, 2020
PFG MFS® Aggressive Growth Strategy	1299	0001580642-20-003161	August 27, 2020
PFG BR Equity ESG Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Meeder Tactical Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Balanced Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Equity Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Global Strategy	1299	0001580642-20-003161	August 27, 2020
PFG Tactical Income Strategy and	1299	0001580642-20-003161	August 27, 2020
PFG Active Core Bond Strategy	1299	0001580642-20-003161	August 27, 2020
Toews Tactical Oceana Fund	1300	0001580642-20-003187	August 28, 2020
Toews Tactical Income Fund	1300	0001580642-20-003187	August 28, 2020
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Toews Tactical Monument Fund	1300	0001580642-20-003187	August 28, 2020
Toews Tactical Opportunity Fund	1300	0001580642-20-003187	August 28, 2020
Toews Tactical Growth Allocation Fund	1300	0001580642-20-003187	August 28, 2020
Toews Unconstrained Income Fund	1300	0001580642-20-003187	August 28, 2020
Toews Tactical Defensive Alpha Fund	1300	0001580642-20-003187	August 28, 2020
Zeo Short Duration Income Fund	1295	0001580642-20-003137	August 26, 2020
Zeo Sustainable Credit Fund	1295	0001580642-20-003137	August 26, 2020

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer Stephanie Shearer Secretary

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